Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110

April 12, 2016

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Legg Mason Partners Money Market Trust

(filing relates solely to Western Asset Government Reserves (the “Fund”))

(File Nos. 2-91556 and 811-04052)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Money Market Trust, a Maryland statutory trust (the “Registrant”), we are hereby filing Post-Effective Amendment No. 136 to the registration statement for the Registrant (the “Amendment”), relating to the Fund on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”).

The Amendment, which is being filed pursuant to Rule 485(b) under the 1933 Act for the purpose of certain changes, none of which renders the Amendment ineligible to become effective pursuant to paragraph (b) of Rule 485, is to be effective on April 12, 2016.

In addition, in response to a request we received from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) in a telephone call on March 18, 2016, from Ms. Valerie Lithotomos regarding Post-Effective Amendment No. 134 to the Registrant’s registration statement on Form N-1A as filed with the Commission on February 11, 2016, the Registrant confirms that the information contained in the Example was calculated on the assumption that the fee waiver agreement would be in place only for its initial term as described in the footnote to the Fee Table.

In connection with the response provided above, the Registrant is furnishing a “Tandy” representation letter as Exhibit A hereto.

Please contact the undersigned at 617-951-8381 with any questions or comments you might have regarding the above.

Sincerely,

/s/ Mari A. Wilson

Exhibit A

Legg Mason Partners Money Market Trust

620 Eighth Avenue

New York, NY 10018

April 12, 2016

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Legg Mason Partners Money Market Trust

(filing relates solely to Western Asset Government Reserves (the “Fund”))

(File Nos. 2-91556 and 811-04052)

Ladies and Gentlemen:

In connection with its review of Post-Effective Amendment No. 134 to the registration statement on Form N-1A for the Registrant, relating to the Fund, as filed with the Securities and Exchange Commission (the “Commission”) on February 11, 2016, the Registrant acknowledges that, with respect to filings made by the Registrant with the Commission and reviewed by the staff of the Commission (the “Staff”):

(a)	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filings;

(b)	Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filings; and

(c)	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

Legg Mason Partners Money Market Trust

By: /s/ Susan Lively Name: Susan Lively Title: Assistant Secretary